Short-term and long-term loan (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥) [1]
Short- term loan
Short-term bank borrowings	¥ 436,200	$ 63,443	¥ 172,000
Long-term loan
Long-term bank borrowings	¥ 68,753	$ 10,000	¥ 0

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.